Vessels, net (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jan. 07, 2014 Navios La Paix	Jan. 18, 2014 Navios Sun
Property Plant And Equipment [Line Items]
Vessel capacity in DWT			61,485 dwt	76,619 dwt
Vessel year built				2005
Vessel type			Ultra Handymax	Panamax
Acquisition costs			$ 28,478	$ 16,176
Deposits for vessels acquisitions	$ 0	$ 7,271	$ 5,688	$ 1,583